Prospectus Supplement	May 22, 2013

Putnam Absolute Return	Putnam Dynamic Risk
100 Fund	Allocation Fund
Prospectus dated February 28, 2013	Prospectus dated September 30, 2012

Putnam Absolute Return	Putnam Equity Income Fund
300 Fund	Prospectus dated March 30, 2013
Prospectus dated February 28, 2013
Putnam Global Equity Fund
Putnam Absolute Return	Prospectus dated February 28, 2013
500 Fund
Prospectus dated February 28, 2013	Putnam Global Income Fund
Prospectus dated February 28, 2013
Putnam Absolute Return
700 Fund	The Putnam Fund for
Prospectus dated February 28, 2013	Growth and Income
Prospectus dated February 28, 2013
Putnam American Government
Income Fund	Putnam Growth
Prospectus dated January 30, 2013	Opportunities Fund
Prospectus dated November 30, 2012
Putnam Capital
Opportunities Fund	Putnam Income Fund
Prospectus dated August 30, 2012	Prospectus dated February 28, 2013

Putnam Dynamic Asset	Putnam International
Allocation Balanced Fund	Equity Fund
Prospectus dated January 30, 2013	Prospectus dated October 30, 2012

Putnam Dynamic Asset	Putnam Investors Fund
Allocation Conservative Fund	Prospectus dated November 30, 2012
Prospectus dated January 30, 2013
Putnam Short Duration
Putnam Dynamic Asset	Income Fund
Allocation Growth Fund	Prospectus dated November 30, 2012
Prospectus dated January 30, 2013
Putnam Voyager Fund
Prospectus dated November 30, 2012

The second sentence in the sub-section Which class of shares is best for me? in the section How do I buy fund shares? is deleted in its entirety and replaced with the following: “Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.”

281982 5/13

The following information in the sub-section Here is a summary of the differences among the classes of shares in the section How do I buy fund shares? is amended as follows:

For all Funds except Putnam Short Duration Income Fund:

Class R shares (available only to employer-sponsored retirement plans)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• No conversion to class A shares, so future 12b–1 fees do not decline over time

• For all Funds except Putnam Absolute Return Funds, Putnam American Government Income Fund, Putnam Income Fund, and Putnam Global Income Trust: Lower annual expenses, and higher dividends, than class B, C, or M shares because of lower 12b–1 fees

• For Putnam Absolute Return Funds: Lower annual expenses, and higher dividends, than class C shares for Absolute Return 100 and 300 Funds and class B, C or M shares for Absolute Return 500 and 700 Funds because of lower 12b–1 fees

• For Putnam American Government Income Fund, Putnam Income Fund, and Putnam Global Income Trust: Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b–1 fees

• For all Funds except Putnam Absolute Return Funds: Higher annual expenses, and lower dividends, than class A shares because of higher 12b–1 fees

• For Putnam Absolute Return Funds: Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds, and class A shares for Absolute Return 500 and 700 Funds because of higher 12b–1 fees

Class R5 shares (available only to employer-sponsored retirement plans)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• For all Funds except Putnam Absolute Return Funds: Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b–1 fees and lower investor servicing fees

• For Putnam Absolute Return Funds: Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b–1 fees

• For all Funds except Putnam Absolute Return Funds and Putnam Dynamic Risk Allocation Fund: Lower annual expenses, and higher dividends, than class Y shares because of lower investor servicing fees

• For all Funds except Putnam Absolute Return Funds and Putnam Dynamic Risk Allocation Fund: Higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

• For Putnam Absolute Return Funds: For the Absolute Return 500 and 700 Funds, higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

• For Putnam Absolute Return Funds: For the Absolute Return 700 Fund, higher annual expenses, and lower dividends, than class Y shares because of higher investor servicing fees.

Class R6 shares (available only to employer-sponsored retirement plans)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• For all Funds except Putnam Absolute Return Funds: Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b–1 fees and lower investor servicing fees

• For all Funds except Putnam Absolute Return Funds and Putnam Dynamic Risk Allocation Fund: Lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees

• For Putnam Absolute Return Funds: Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b–1 fees, and, for the Absolute Return 500 and 700 Funds, lower investor servicing fees

• For Putnam Absolute Return Funds: For the Absolute Return 500 and 700 Funds, lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees.

For Putnam Short Duration Income Fund:

Class R, R5, and R6 only (available only to employer-sponsored retirement plans)

Class R shares have higher annual expenses, and lower dividends, than class A or M shares because of higher 12b–1 fees. Class R5 and R6 shares have lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b–1 fees and certain contractual expense limitations (as described in Fund summary — Fees and expenses — Annual fund operating expenses).

This page intentionally left blank